Financial instruments by category (Schedule of Fair Value Hierarchy) (Details) - Recurring fair value measurement [member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Categories of financial assets [abstract]
Derivative financial assets	$ 1,209	$ 553
Liabilities
Derivative financial liabilities	19	20,757
Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets	242	427
Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	242	427
Liabilities
Derivative financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets	242	427
Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	967	126
Liabilities
Derivative financial liabilities	19	20,757
Level 2 of fair value hierarchy [member] | Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets	0	0
Commodity price risk [member]
Categories of financial assets [abstract]
Derivative financial assets	967	126
Liabilities
Derivative financial liabilities	19	20,757
Commodity price risk [member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	0	0
Liabilities
Derivative financial liabilities	0	0
Commodity price risk [member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	967	126
Liabilities
Derivative financial liabilities	$ 19	$ 20,757